SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20 - SUBSEQUENT EVENTS

In 2020, the Company renewed its line of credit facility agreement with the commercial bank. The new arrangement provides it with up to € 12,000 ($13,355 as of June 1, 2020) in borrowings until March 2021. Borrowings under the line of credit bear interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum. The Company is also subject to unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of six of the Company’s European subsidiaries, tangible fixed assets and a bank guarantee of €2,000 provided by the parent company, ICTS International N.V. The line of credit cannot exceed 70% of the borrowing base. As part of the agreement, also the guarantee facility of €2,500 was renewed until March 2021, with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which is payable quarterly.